Summary of significant accounting policies (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling interests	$ (75,437)	$ 850,152
Infobird Guiyang [Member]
Noncontrolling interests	(225,387)	(73,283)
Infobird Anhui [Member]
Noncontrolling interests	(167)	(12)
Shanghai Qishuo [Member]
Noncontrolling interests	$ 150,117	$ 923,447